Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of segments [Table Text Block]
Year ended December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue	$1,161.2	$748.7	$301.1	$-	$-	$2,211.0
Cost of sales
Mine operating costs	516.2	273.2	238.7	-	-	1,028.1
Depreciation and amortization	290.0	86.4	63.3	-	-	439.7
Gross profit (loss)	355.0	389.1	(0.9)	-	-	743.2
Selling and administrative expenses	-	-	-	-	94.7	94.7
Exploration expenses	15.9	30.4	-	-	-	46.3
Other operating expenses (income)	16.2	(8.8)	3.9	0.9	(4.4)	7.8
Re-evaluation adjustment - environmental provision	-	0.2	-	-	-	0.2
Impairment - reversal		-		(322.3)	-	(322.3)
Results from operating activities	$322.9	$367.3	$(4.8)	$321.4	$(90.3)	$916.5
Consideration received from sale of non-core project						(14.9)
Net interest expense on long term debt						60.7
Accretion on streaming arrangements						19.9
Change in fair value of financial instruments						(52.9)
Other net finance income						(8.3)
Income before tax						912.0
Tax expense						347.7
Net income for the year						$564.3

Year ended December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue	$1,049.7	$697.4	$274.1	$-	$-	$2,021.2
Cost of sales
Mine operating costs	517.4	312.6	210.8	-	-	1,040.8
Depreciation and amortization	270.3	106.2	50.1	-	-	426.6
Gross profit	262.0	278.6	13.2	-	-	553.8
Selling and administrative expenses	-	-	-	-	57.0	57.0
Exploration expenses	16.5	24.4	-	-	1.7	42.6
Other operating expenses	15.7	15.8	17.1	8.3	0.5	57.4
Re-evaluation adjustment - environmental provision	-	(3.5)	-	-	-	(3.5)
Results from operating activities	$229.8	$241.9	$(3.9)	$(8.3)	$(59.2)	$400.3
Net interest expense on long term debt						69.8
Accretion on streaming arrangements						24.2
Change in fair value of financial instruments						16.6
Other net finance expense						38.1
Income before tax						251.6
Tax expense						183.8
Net income for the year						$67.8

Disclosure of segments, assets and liabilities [Table Text Block]
December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,492.0	$471.5	$1,320.2	$1,147.5	$792.1	$6,223.3
Total liabilities	1,031.3	424.3	269.2	103.6	1,163.9	2,992.3
Property, plant and equipment[1]	1,815.7	604.3	1,082.6	1,144.9	46.4	4,693.9
Other Non-Current Assets[2]	64.3	21.4	9.9	0.2	0.5	96.3
December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,410.0	$547.4	$1,076.0	$757.3	$696.9	$5,487.6
Total liabilities	960.0	421.3	281.9	14.7	1,162.3	2,840.2
Property, plant and equipment[1]	1,897.1	595.1	900.7	747.1	41.4	4,181.4
Other Non-Current Assets[2]	47.8	17.2	8.0	0.2	0.6	73.8

Disclosure of segments, additions to property, plant and equipment [Table Text Block]
December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$207.0	$64.9	$228.1	$82.2	$0.3	$582.5
December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$177.8	$63.3	$214.9	$30.2	$-	$486.2

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2025	2024
Revenue by customer location [1]
China	$923.4	$755.0
Canada	702.0	741.1
Japan	320.2	274.1
India	148.0	82.0
Germany	44.5	-
Peru	22.2	-
South Korea	19.5	23.0
United States	14.5	67.4
Chile	11.1	-
Philippines	4.2	63.9
Netherlands	1.4	-
Switzerland	-	13.6
Belgium	-	1.1
	$2,211.0	$2,021.2